Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue, NW
Washington, DC 20004

August 18, 2006

VIA EDGAR

U.S. Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:   RYDEX ETF TRUST (FILE NOS. 333-101625 AND 811-21261)
      FILING PURSUANT TO RULE 485(a)

Ladies and Gentlemen:

On behalf of our client, Rydex ETF Trust (the "Trust"), we are filing, pursuant to Rule 485(a) under the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, Post-Effective Amendment No. 7 to the Trust's Registration Statement on Form N-1A, together with all exhibits thereto.

This filing is being made for the purpose of introducing  nine new series to the
Trust: the S&P Equal Weight Consumer Discretionary ETF, S&P Equal Weight Consumer Staples ETF, S&P Equal Weight Energy ETF, S&P Equal Weight Financial ETF, S&P Equal Weight Health Care ETF, S&P Equal Weight Industrial ETF, S&P Equal Weight Materials ETF, S&P Equal Weight Technology ETF, and S&P Equal Weight Utilities ETF.

Please contact me at 202.739.5684 if you have any questions or comments concerning this filing.

Sincerely,


/s/ Laura E. Flores
-------------------

Laura E. Flores